FAIR VALUE MEASUREMENTS (Q1) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss	$ 533,000	$ 1,119,000		$ 4,817,000	$ 6,419,000
Impairment charges	533,000	1,100,000	$ 1,500,000	4,800,000	6,400,000
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	104,000	5,923,000		601,000	4,123,000	$ 4,324,000
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	3,758,000		0	2,630,000	2,755,000
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0		0	0	0
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	104,000	2,165,000		601,000	1,493,000	$ 1,569,000
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in content	642,000	1,521,000		21,804,000	5,693,000
Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in content	0	0		0	0
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in content	0	0		0	0
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in content	$ 642,000	$ 1,521,000		$ 21,804,000	$ 5,693,000